Financial and capital management - Schedule of Foreign Currency Forward Contracts and Options (Details) - Jun. 30, 2025 - Currency risk ₱ in Millions, $ in Millions, $ in Millions	USD ($)	CAD ($)	PHP (₱)
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 1,166
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	1,035
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	905
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Economic
Disclosure of detailed information about hedged items [line items]
Notional amount	1,626
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount	200
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	261
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount	261
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	378
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2025 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount	190
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	641
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	120
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount	150
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	120
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	200
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	150
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount	120
Amount to receive | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated purchases | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 1,623
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2025 | Economic | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 280
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2026 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		348
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2028 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		360
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		1,604
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		1,416
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		1,241
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Economic
Disclosure of detailed information about hedged items [line items]
Notional amount		2,233
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount		277
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		353
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Business acquisition | 2025 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount		353
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		491
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2025 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount		251
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		852
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		158
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount		197
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		158
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount		275
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		197
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount		158
Amount to pay | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated purchases | 2025 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 38
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2025 | Economic | Swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	200
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2026 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	240
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2028 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 240